SCHEDULE OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disaggregation Of Revenues
Deferred revenue as of the beginning of the year	$ 88,276	$ 129,720	$ 140,488
Net cash received in advance during the year	1,475,446	518,912	249,422
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(91,890)	(113,247)	(65,726)
Revenue recognized (consumption tax included) from deferred revenue arising during the year	(1,410,653)	(424,088)	(183,486)
Foreign exchange effect	56	(23,021)	(10,978)
Deferred revenue as of the end of the year	$ 61,235	$ 88,276	$ 129,720